INTEREST-BEARING LOANS AND BORROWINGS (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	₫ 26,872,866	$ 1,069,737,112	₫ 24,210,045
Short-term interest-bearing loans and borrowings, TOTAL	34,615,936	1,377,968,075	39,124,086
Long-term interest-bearing loans and borrowings	47,548,228	1,892,768,122	22,862,890
Loans from bank
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks	26,872,866	1,069,737,112	24,210,045
Current portion of long-term loans	5,258,070	209,309,741	7,279,170
Long-term interest-bearing loans and borrowings	36,214,061	1,441,585,168	16,924,140
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Current portion of long-term loans	2,485,000	98,921,221	7,605,487
Long-term interest-bearing loans and borrowings	₫ 11,334,167	$ 451,182,955	5,938,750
Loans from others
INTEREST-BEARING LOANS AND BORROWINGS
Short-term loans from banks			₫ 29,384